Cover	Jun. 08, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 08, 2026
Entity File Number	333-294274
Entity Registrant Name	DRAVICA CORPORATION
Entity Central Index Key	0002106607
Entity Tax Identification Number	38-4370361
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3827 S Carson St 505-25
Entity Address, City or Town	Carson City
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89701
City Area Code	(517)
Local Phone Number	759-7837
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false